COMMITMENTS AND CONTINGENCIES (Details)			9 Months Ended		12 Months Ended
	Aug. 18, 2021 USD ($) $ / shares shares	Aug. 13, 2021 USD ($) shares	Sep. 30, 2022 USD ($) item shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
COMMITMENTS AND CONTINGENCIES
Number of demands | item			2
Granted term			45 days		45 days
Number of units issued | shares	1,650,000
Unit Price | $ / shares	$ 10.00
Proceeds from issuance of initial public offering			$ 0	$ 126,000,000	$ 126,000,000
Underwriting fees	$ 500,000
Aggregate gross proceeds (Percent)					3.50%
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares	1,650,000		1,650,000
Unit Price | $ / shares	$ 10.00
Proceeds from issuance of initial public offering	$ 16,500,000	$ 16,500,000
Underwriting fees	$ 500,000
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares		11,000,000			1,650,000
Proceeds from issuance of initial public offering		$ 110,000,000
Aggregate gross proceeds (Percent)			3.50%